Earnings Per Common Share (EPS)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share (EPS)

NOTE 18

Earnings Per Common Share (EPS)

The computations of basic and diluted EPS for the years ended December 31 were as follows:

(Millions, except per share amounts)	2012	2011	2010
Numerator:
Basic and diluted:
Income from continuing operations	$4,482	$4,899	$4,057
Earnings allocated to participating
share awards(a)	(49)	(58)	(51)
Income from discontinued
operations, net of tax	―	36	―
Net income attributable to common
shareholders	$4,433	$4,877	$4,006
Denominator:(a)
Basic: Weighted-average common stock	1,135	1,178	1,188
Add: Weighted-average stock options(b)	6	6	7
Diluted	1,141	1,184	1,195

Basic EPS:
Income from continuing operations
attributable to common shareholders	$3.91	$4.11	$3.37
Income from discontinued operations	―	0.03	―
Net income attributable to common
shareholders	$3.91	$4.14	$3.37

Diluted EPS:
Income from continuing operations
attributable to common shareholders	$3.89	$4.09	$3.35
Income from discontinued operations	―	0.03	―
Net income attributable to common
shareholders	$3.89	$4.12	$3.35

  The Company's unvested restricted stock awards, which include the right to receive non-forfeitable dividends or dividend equivalents, are considered participating securities. Calculations of EPS under the two-class method exclude from the numerator any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities. The related participating securities are similarly excluded from the denominator.
  For the years ended December 31, 2012, 2011 and 2010, the dilutive effect of unexercised stock options excludes 8 million, 19 million and 36 million options, respectively, from the computation of EPS because inclusion of the options would have been anti-dilutive.

For the years ended December 31, 2012, 2011 and 2010, the Company met specified performance measures related to the Subordinated Debentures of $750 million issued in 2006, which resulted in no impact to EPS. If the performance measures were not achieved in any given quarter, the Company would be required to issue common shares and apply the proceeds to make interest payments.